Taxation - Schedule of Components of the Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation [Abstract]
Current income tax expense
Deferred income tax expense (benefit)	(125,925)	434,320	132,208
Total income tax (benefit) expense	$ (125,925)	$ 434,320	$ 132,208	[1]

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake for fiscal year ended December 31, 2022 (Note 27).